Debt - Paycheck Protection Program (Details) - Inspirato LLC - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt
Gain on forgiveness of debt		$ 9,518
Paycheck Protection Program
Debt
Loan amount			$ 9,400
Gain on forgiveness of debt	$ 9,500